Annual Total Returns - BlackRock Short-Term Municipal Fund (Investor A, Institutional and Investor C) [BarChart] - Investor A, C and Institutional - BlackRock Short-Term Municipal Fund - Institutional Shares
Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	0.65%
Annual Return 2011	1.75%
Annual Return 2012	0.58%
Annual Return 2013	0.58%
Annual Return 2014	0.24%
Annual Return 2015	0.31%
Annual Return 2016	(0.06%)
Annual Return 2017	0.96%
Annual Return 2018	1.54%
Annual Return 2019	2.40%